Note 7 - Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Deferred Charges [Table Text Block]
Dry-docking and Special Survey Costs
Balance, January 1, 2016	$22,809
Additions	5,868
Amortization	(7,920)
Write-off	(72)
Transfer to vessel held for sale	(318)
Balance, December 31, 2016	$20,367
Additions	5,582
Amortization	(7,627)
Write-off and other movements (Note 6)	(2,875)
Transfer to vessel held for sale	(18)
Balance, December 31, 2017	$15,429